Condensed Statement of Stockholders Equity (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit
Balance, shares at Dec. 31, 2021		228,667,229
Balance, amount at Dec. 31, 2021	$ (1,141,894)	$ 228,667	$ 71,017,881	$ 0	$ (72,388,442)
Issuance of common stock for services and compensation, shares		1,170,000
Issuance of common stock for services and compensation, amount	483,450	$ 1,170	482,280	0	0
Sale of common stock, net of $26,200 of offering costs, shares		579,028
Sale of common stock, net of $26,200 of offering costs, amount	149,687	$ 579	149,108	0	0
Common stock repurchased and cancelled, shares		(2,478,115)
Common stock repurchased and cancelled, amount	(858,781)	$ (2,478)	(856,303)	0	0
Common stock issued for commitment fee, shares		757,576
Common stock issued for commitment fee, amount	250,000	$ 758	249,242	0	0
Common stock issued to settle accrued liabilities - related party, shares		425,000
Common stock issued to settle accrued liabilities - related party, amount	204,000	$ 425	203,575	0	0
Common stock issued to settle accrued liabilities, shares		672,919
Common stock issued to settle accrued liabilities, amount	254,001	$ 673	253,328	0	0
Common stock issued for conversion of convertible notes payable and accrued interest, shares		827,397
Common stock issued for conversion of convertible notes payable and accrued interest, amount	289,072	$ 827	288,245	0	0
Common stock issued for a stock subscription receivable, shares		250,000
Common stock issued for a stock subscription receivable, amount	0	$ 250	50,300	(50,550)	0
Amortization of deferred offering costs	(6,961)	0	(6,961)	0	0
Net Loss	(1,687,501)	$ 0	0	0	(1,687,501)
Balance, shares at Dec. 31, 2022		230,871,034
Balance, amount at Dec. 31, 2022	(2,064,927)	$ 230,871	71,830,695	(50,550)	(74,075,943)
Sale of common stock, net of $26,200 of offering costs, shares		2,535,000
Sale of common stock, net of $26,200 of offering costs, amount	575,855	$ 2,535	522,770	50,550	0
Common stock issued to settle accrued liabilities - related party, shares		637,500
Common stock issued to settle accrued liabilities - related party, amount	168,938	$ 638	168,300	0	0
Common stock issued to settle accrued liabilities, shares		300,000
Common stock issued to settle accrued liabilities, amount	79,500	$ 300	79,200	0	0
Common stock issued for a stock subscription receivable, shares		400,000
Common stock issued for a stock subscription receivable, amount	0	$ 400	71,317	(71,717)	0
Amortization of deferred offering costs	(55,371)	0	(55,371)	0	0
Net Loss	(1,142,706)	$ 0		0	(1,142,706)
Common stock issued for litigation settlement, shares		1,850,000
Common stock issued for litigation settlement, amount	462,500	$ 1,850	460,650	0	0
Balance, shares at Mar. 31, 2023		236,593,534
Balance, amount at Mar. 31, 2023	(1,976,211)	$ 236,594	73,077,561	(71,717)	(75,218,649)
Balance, shares at Dec. 31, 2022		230,871,034
Balance, amount at Dec. 31, 2022	(2,064,927)	$ 230,871	71,830,695	(50,550)	(74,075,943)
Sale of common stock, net of $26,200 of offering costs, shares		10,145,000
Sale of common stock, net of $26,200 of offering costs, amount	2,308,674	$ 10,145	2,247,979	50,550	0
Common stock issued to settle accrued liabilities - related party, shares		1,204,688
Common stock issued to settle accrued liabilities - related party, amount	271,031	$ 1,204	269,827	0	0
Common stock issued to settle accrued liabilities, shares		712,500
Common stock issued to settle accrued liabilities, amount	153,751	$ 713	153,038	0	0
Amortization of deferred offering costs	(221,988)	0	(221,988)	0	0
Net Loss	(2,623,267)	$ 0	0	0	(2,623,267)
Common stock issued for litigation settlement, shares		1,850,000
Common stock issued for litigation settlement, amount	462,500	$ 1,850	460,650	0	0
Balance, shares at Dec. 31, 2023		244,783,222
Balance, amount at Dec. 31, 2023	(1,714,226)	$ 244,783	74,740,201	$ 0	(76,699,210)
Sale of common stock, net of $26,200 of offering costs, shares		2,050,000
Sale of common stock, net of $26,200 of offering costs, amount	391,225	$ 2,050	389,175		0
Amortization of deferred offering costs	(21,051)	0	(21,051)		0
Net Loss	(451,938)	$ 0	0		(451,938)
Balance, shares at Mar. 31, 2024		246,833,222
Balance, amount at Mar. 31, 2024	$ (1,795,990)	$ 246,833	$ 75,108,325		$ (77,151,148)